Summary of Significant Accounting Policies - Schedule of Revenues by Sales Term (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	$ 39,075,090	$ 28,378,669	$ 38,292,397
CIF [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	259,423	141,728	154,702
CNF/CFR [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	844,234	751,136	3,373,730
EX WORK [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	32,176,323	22,159,531	31,912,608
DAP [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	3,847,963	2,382,159	865,744
FOB [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	$ 1,947,147	$ 2,944,115	$ 1,985,613